Note 36 - Update as of April 29, 2020	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of events after reporting period and approval date [text block]
36	Update as of April 29, 2020 1

The COVID-
19
pandemic and the oil & gas crisis and their impact on Tenaris’s operations and financial condition

A novel strain of coronavirus (SARS-CoV-
2
) surfaced in China in
December 2019
and subsequently spread to the rest of the world in early
2020.
In
March 2020,
the World Health Organization declared COVID-
19,
the disease caused by the SARS-CoV-
2
virus, a global pandemic. In response to the COVID-
19
outbreak, countries have taken different measures in relation to prevention and containment. For example, several countries introduced bans on business activities or locked down cities or countries, including countries where Tenaris has operations (such as Argentina, China, Colombia, Italy, Mexico and the United States). The rapid expansion of the virus and the measures taken to contain it have triggered a severe fall in global economic activity and a serious crisis in the energy sector.

While the extent of the effects of COVID-
19
on the global economy and oil demand were still unclear, in
March 2020,
the members of OPEC+ (OPEC plus other major oil producers including Russia) did not
agree to extend their agreement to cut oil production and Saudi Arabia precipitated a wave of additional supply on the market triggering a collapse in oil prices below
$30
per barrel. This exacerbated what soon became clear was an unprecedented situation of oversupply, caused primarily by the sudden and dramatic fall in oil consumption consequent to the measures taken to contain the spread of the virus around the world. Although OPEC+ subsequently reached an equally unprecedented agreement to cut production by as much as
9.7
million barrels per day, a situation of acute oversupply remains, causing oil prices to hit record lows. By the end of trading on
April 20, 2020,
the West Texas Intermediate (WTI) forward price for delivery in
May,
which had to be closed out the following day, fell to a negative value for the first
time in history, as oil storage facilities were completely committed, and producers were forced to pay buyers to take their barrels. It is not
known how long it will take for oil and gas demand to recover or achieve a more balanced position between supply and demand. As a result, prices are expected to remain at low levels for an extended period. In these circumstances, most of our customers have announced, or are making, significant cuts to their investment plans and are likely to announce further cuts. Similarly, several of our suppliers are closing, either temporarily or permanently, some of their facilities, which may
result in unavailability or increased prices for our raw materials and other inputs.

-	Status of our operations

We are adjusting our operations on a country-by-country basis to comply with applicable rules and requirements and adapt to this new, rapidly evolving scenario. As of the date of these Consolidated Financial Statements, this is the status of our facilities:

•	In China, we are again fully operational, after several weeks of interruption and an extraordinary combined effort of our people and of our community.

•
In Italy, production was greatly reduced; although our Dalmine facility was used exclusively for the manufacturing of oxygen tanks to aid local hospitals and health centers for a limited period of time, currently the facility is gradually resuming normal operations. In Argentina, Colombia, Mexico and Saudi Arabia, Tenaris decreased its activity following the imposition of mandatory lockdowns, and our plants in these countries are currently operating at reduced levels. Although the lockdowns or restrictions to operate in these countries are expected to end or be relaxed in the next few weeks, these could be extended and/or made more stringent if so decided by the appropriate authorities as the circumstances could require.

•
In the United States, our facilities in Koppel and Ambridge (PA), Brookfield (OH), Blytheville (AR), Wilder (KY), and Odessa and Baytown (TX), have been or will be temporarily closed until market conditions improve. In addition, Tenaris is in the process of performing employee reductions and adjusting production levels at its other facilities in line with market demand.

In order to safeguard the health and safety of its employees, customers and suppliers, Tenaris has taken preventive measures, including remote working for the majority of white collar employees, restricting onsite access to essential operational personnel, keeping personnel levels at a minimum, implementing a special operations protocol to ensure social distancing and providing medical assistance and supplies to onsite employees. As of the date of these Consolidated Financial Statements, remote work and other work arrangements have not
materially adversely affected Tenaris’s ability to conduct operations. In addition, these alternative working arrangements have not
adversely affected our financial reporting systems, internal control over financial reporting or disclosure controls and procedures.
1
This note was added subsequent to the approval of these Consolidated Financial Statements by the Company’s Board of Directors on
February 19, 2020.

-	Risks associated with the COVID- 19 pandemic and the oil & gas crisis

Given the uncertainty around the extent and timing of the future spread of the SARS-CoV-
2
virus and the unprecedented extent of the oversupply on the oil market and the uncertainty about the timing and extent of any recovery in demand, it is not
possible at this time to predict the full magnitude of the adverse effects that these two
circumstances will have on our industry generally, nor to reasonably estimate the impact on Tenaris’s results of operations, cash flows or financial condition.

The COVID-
19
pandemic and the ongoing oil & gas crisis poses the following main risks and challenges to Tenaris:

•
Global oil or gas demand
may
fail to recover or even decrease further in the future, driving down prices even more or keeping them at very low levels, which would exert downward pressure on sales and margins of oil and gas companies, leading to further reductions and even generalized suspension of drilling activities (in the U.S. or elsewhere) and, as a result, materially adversely affecting our sales and financial position.

•
Tenaris or its employees, contractors, suppliers, customers and other business partners may
be prevented from conducting certain business activities for a prolonged or indefinite period of time. In addition, employees in some or all of our facilities, or those of our contracts, suppliers, customers or other business partners, may
refuse to work due to health concerns while the COVID-
19
outbreak is ongoing, If that happens, the continuity of our future operations may
be severely affected.

•
A continuing spread of COVID-
19
may
affect the availability and price of raw materials, energy and other inputs used by Tenaris in its operations. Any such disruption or increased prices could adversely affect Tenaris’s profitability.

-	Mitigating actions

In order to mitigate the impact of expected lower sales, Tenaris is working on a worldwide rightsizing program and cost containment plan aimed at preserving its financial resources and overall liquidity position and maintaining the continuity of its operations. The actions include:

•	Adjusting the level of our operations and workforce around the world, including through the temporary closure of certain U.S. facilities or production lines, as indicated above;

•	Introducing efficiency and productivity improvements throughout Tenaris’s industrial system;

•	Downsizing our fixed cost structure, including through pay reductions for senior management and board members, aggregating estimated total annual savings of approximately $220 million by year-end;

•	Reducing capital expenditures and R&D expenses for approximately $150 million when compared to 2019 levels;

•	Reducing working capital, especially inventories, in accordance with the expected levels of activity; and

•	Increasing our focus on managing customer credit conditions.

As part of these liquidity preservation initiatives, the board of directors resolved to propose, for approval by the Annual Shareholders Meeting to be held on
June 2, 2020,
that
no
further dividends be distributed in respect of fiscal year
2019
on top of the interim dividend of approximately
$153
million already paid in
November 2019.

As of the date of these Consolidated Financial Statements, our capital and financial resources, and overall liquidity position, have not
been materially affected by this new scenario. Tenaris has in place non-committed credit facilities and management believes it has adequate access to the credit markets. In addition, Tenaris has a net cash position of approximately
$271
million as of the end of
March 2020
and a manageable debt amortization schedule. Considering our financial position and the funds provided by operating activities, management believes that we have sufficient resources to satisfy our current working capital needs, service our debt and address short-term changes in business conditions.

Acquisition of IPSCO Tubulars, Inc.

(i)	Closing Statement

On
March 16, 2020,
Tenaris delivered, for TMK’s review, a closing statement prepared in accordance with the acquisition agreement, including Tenaris’s calculation of the closing price based on actual amounts of cash, indebtedness, working capital and certain other items as of the closing date. In case of disagreement, the parties are expected to engage in good-faith negotiations to solve any discrepancies. If the parties cannot resolve the disputed amounts, the discrepancies must be submitted to and resolved by an independent accounting firm.

(ii)	Purchase Price Allocation

As at
March 31, 2020,
the preliminary purchase price allocation was carried out with the assistance of a third
-party expert.

The application of the purchase method requires certain estimates and assumptions, including estimates and assumptions concerning the determination of the fair values of the acquired intangible assets and property, plant and equipment as well as the liabilities assumed at the date of the acquisition. The fair values determined at the acquisition date are based mainly on discounted cash flows and other valuation techniques.

The preliminary allocation of the fair values determined for the assets and liabilities arising from the acquisition is as follows:

Fair value of acquired assets and liabilities:	$ million
Property, Plant and Equipment	506
Intangible assets	170
Working capital	144
Cash and Cash Equivalents	4
Other assets	46
Borrowings	(53)
Provisions	(27)
Other liabilities	(77)
Deferred tax liabilities	(3)
Net assets acquired	710

Tenaris acquired total assets and liabilities shown above, for approximately
$1,067
million. As a result of the acquisition, the Company recognized goodwill for approximately
$357
million. The goodwill is
not
expected to be deductible for tax purposes.

The goodwill generated by the acquisition is mainly attributable to the synergy created following the integration between Tenaris and IPSCO, which is expected to enhance Tenaris’s position as well as its local manufacturing presence in the U.S. market, and also expand its product range and services capabilities. The goodwill has been allocated to the Tubes segment. After the conclusion of the preliminary purchase price allocation determination and as a consequence of the unprecedented decline in oil prices and other changes in circumstances, the management has decided to impair the goodwill mentioned above.

Following IFRS
3,
the Company will continue reviewing the allocation and make any necessary adjustments (mainly over property, plant and equipment and intangible assets) during the twelve
months following the acquisition date.

Acquisition-related costs of
$9.7
million were included in general and administrative expenses (
$9.4
million and $
0.3
million in
2019
and
2020
respectively).

(iii)	Temporary suspension of operations at certain facilities

Given the abrupt and steep decline in market demand, the facilities in Koppel and Ambridge (PA), Brookfield (OH), Blytheville (AR), Wilder (KY), and Odessa and Baytown (TX), were temporarily closed until market conditions improve.

Impairment of Assets

As a result of the severe deterioration of business conditions and in light of the presence of impairment indicators for its U.S. operations, Tenaris recorded impairment charges as of
March 31, 2020,
in the carrying values of goodwill and other asset values at the cash-generating units OCTG USA (Maverick), IPSCO, Rods USA and Coiled Tubing, for an aggregate amount of approximately
$622
million.

These Consolidated Financial Statements do
not
reflect these impairment charges.

Closure of facilities at JFE’s Keihin steel complex

Our seamless pipe manufacturing facility in Asia, operated by NKKTubes, is located in Kawasaki, Japan, in the Keihin steel complex owned by JFE. Steel bars and other essential inputs and services for NKKTubes are supplied under a long-term agreement by JFE, which retains a
49%
interest in NKKTubes. On
March 27, 2020,
JFE informed Tenaris of its decision to permanently cease, as from JFE’s fiscal year ending
March 2024,
the operations of certain of its steel manufacturing facilities and other facilities located at the Keihin complex. The closure of JFE’s Keihin facilities may
result in the unavailability of steel bars and other essential inputs or services used in NKKTubes’ manufacturing process, thereby affecting its operations. Tenaris and JFE have agreed to engage in discussions to seek mutually acceptable solutions.

Annual Dividend Proposal

On
April 29, 2020,
the Company’s board of directors resolved to propose, for approval by the annual shareholders meeting to be held on
June 2, 2020,
that
no
further dividends be distributed in respect of fiscal year
2019
beyond the interim dividend of approximately
$153
million already paid in
November 2019.
For a discussion of the rationale behind the dividend proposal, see
“The COVID-
19
pandemic and the oil & gas crisis and their impact on Tenaris’s operations and financial condition”
included in this note.